Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Basis of Presentation and Significant Accounting Policies [Abstract]
Basis of Consolidation

Basis of Consolidation

The CFS of the Company are prepared in accordance with US GAAP and include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. All significant intercompany balances, transactions and cash flows are eliminated in consolidation.

Basis of Consolidation

The CFS of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), and include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. All significant inter-company balances, transactions and cash flows are eliminated in consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. Actual results and outcomes may differ from management’s estimates and assumptions. In particular, the novel coronavirus (“COVID-19”) pandemic and the resulting adverse impacts to global economic conditions, as well as our operations, may impact future estimates including, but not limited to, useful lives of property, plant and equipment, impairment of long-lived assets, inventory valuation, allowance for doubtful accounts, provision for contingent liabilities, revenue recognition, deferred taxes, uncertain tax position and going concern. Actual results could differ from these estimates.

Use of estimates and assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. Actual results and outcomes may differ from management’s estimates and assumptions. In particular, the novel coronavirus (“COVID-19”) pandemic and the resulting adverse impacts to global economic conditions, as well as our operations, may impact future estimates including, but not limited to, useful lives of property, plant and equipment, impairment of long-lived assets, inventory valuation, allowance for doubtful accounts, provision for contingent liabilities, revenue recognition, deferred taxes, uncertain tax position and going concern. Actual results could differ from these estimates.

Foreign Currency Translation

Foreign Currency Translation

The Company’s reporting currency is the United States dollar (“USD”). The functional currency of its Hong Kong subsidiaries is the Hong Kong dollar (the “HKD”). Results of operations and cash flows are translated at the average exchange rates during the period, and assets and liabilities are translated at the exchange rate at the end of the period. Capital accounts are translated at their historical exchange rates when the capital transaction occurred. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation of amounts from HKD into USD was made at the following exchange rates:

Balance sheet items, except for equity accounts:
March 31, 2026	HKD7.8333 to $1
September 30, 2025	HKD7.7836 to $1

Statement of operations and cash flow items:
March 31, 2026	HKD7.7995 to $1
March 31, 2025	HKD7.7780 to $1

Foreign Currency Translation

The Company’s reporting currency is the United States dollar (“USD”). The functional currency of its Hong Kong subsidiaries is the Hong Kong dollar (the “HKD”). Results of operations and cash flows are translated at the average exchange rates during the period, and assets and liabilities are translated at the exchange rate at the end of the period. Capital accounts are translated at their historical exchange rates when the capital transaction occurred. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation of amounts from HKD into USD was made at the following exchange rates:

Balance sheet items, except for equity accounts:
September 30, 2025	HKD7.7836 to $1
September 30, 2024	HKD7.7863 to $1

Statement of operations and cash flow items:
Year Ended September 30, 2025	HKD7.7953 to $1
Year Ended September 30, 2024	HKD7.8130 to $1
Year Ended September 30, 2023	HKD7.8330 to $1

Fair value measurement

Fair value measurement

The accounting standards regarding fair value (“FV”) of financial instruments and related FV measurements defines financial instruments and requires disclosure of the FV of financial instruments held by the Company.

The accounting standards define FV, establish a three-level valuation hierarchy for disclosures of FV measurements and enhance disclosure requirements for FV measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices, other than those included in Level 1 for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the FV.

The carrying amounts included in current assets and current liabilities in the consolidated balance sheets approximate their FVs because of the short-term nature of such instruments.

The Company values its short-term investment using alternative pricing sources and market observable inputs, and accordingly the Company classifies the valuation techniques that use these inputs as Level 2. This investment has original maturities of less than 1 year and this carrying value approximates its FV.

Fair value measurement

The accounting standards regarding fair value (“FV”) of financial instruments and related FV measurements defines financial instruments and requires disclosure of the FV of financial instruments held by the Company.

The accounting standards define FV, establish a three-level valuation hierarchy for disclosures of FV measurements and enhance disclosure requirements for FV measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices, other than those included in Level 1 for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the FV.

The carrying amounts included in current assets and current liabilities in the consolidated balance sheets approximate their FVs because of the short-term nature of such instruments.

The Company values its short-term investment using alternative pricing sources and market observable inputs, and accordingly the Company classifies the valuation techniques that use these inputs as Level 2. This investment has original maturities of less than 1 year and this carrying value approximates its FV.

Cash and equivalents	Cash and equivalents Cash and equivalents are cash at bank, which are unrestricted as to withdrawal or use, and which have original maturities less than three months.	Cash and equivalents Cash and equivalents are cash at bank, which are unrestricted as to withdrawal or use, and which have original maturities less than three months.
Accounts receivable, net

Accounts receivable, net

Accounts receivable are trade receivables from customers. Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The trade receivables are without customer collateral and interest is not accrued on past due accounts. The Company estimates the allowance for doubtful accounts receivable based on historical collection activity, current business environment and forecasts of future macroeconomic conditions that may affect the customers’ ability of payment according to ASC 326. The accounts receivable was segmented into groups based on certain credit risk characteristics, and the Company determined expected loss rates for each group based on historical loss experience adjusted for judgments about the effects of relevant observable data including default rates, lifetime for debt recovery, current and future economic conditions.

Accounts receivable, net

Accounts receivable are trade receivables from customers. Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The trade receivables are without customer collateral and interest is not accrued on past due accounts. The Company estimates the allowance for doubtful accounts receivable based on historical collection activity, current business environment and forecasts of future macroeconomic conditions that may affect the customers’ ability of payment according to ASC 326. The accounts receivable was segmented into groups based on certain credit risk characteristics, and the Company determined expected loss rates for each group based on historical loss experience adjusted for judgments about the effects of relevant observable data including default rates, lifetime for debt recovery, current and future economic conditions.

Prepayments, other receivables and other current assets

Prepayments, other receivables and other current assets

Prepayments are cash deposited or advanced to suppliers for future inventory acquisitions. This amount is refundable and bears no interest.

Other receivables and other current assets are short term in nature and primarily include office rental deposits and deposits to vendors. The Company estimates the allowance for other receivable based on historical collection activity, current business environment and forecasts of future macroeconomic conditions that may affect the customers’ ability of payment according to ASC 326. The other receivable was segmented into groups based on certain credit risk characteristics, and the Group determined expected loss rates for each group based on historical loss experience adjusted for judgments about the effects of relevant observable data including default rates, lifetime for debt recovery, current and future economic conditions. No allowance was required as of March 31, 2026 or September 30, 2025.

Prepayments, other receivables and other current assets

Prepayments are cash deposited or advanced to suppliers for future inventory acquisitions. This amount is refundable and bears no interest.

Other receivables and other current assets are short term in nature and primarily include office rental deposits and deposits to vendors. The Company estimates the allowance for other receivable based on historical collection activity, current business environment and forecasts of future macroeconomic conditions that may affect the customers’ ability of payment according to ASC 326. The other receivable was segmented into groups based on certain credit risk characteristics, and the Group determined expected loss rates for each group based on historical loss experience adjusted for judgments about the effects of relevant observable data including default rates, lifetime for debt recovery, current and future economic conditions. No allowance was required as of September 30, 2025 or 2024.

Inventories

Inventories

Inventories consist principally of pre-owned electronic devices for selling purpose and are stated at the lower of cost (first-in, first-out basis) or net realizable value. Cost includes freight-in charges, import expenses, and acquisition cost.

Inventories

Inventories consist principally of pre-owned electronic devices for selling purpose and are stated at the lower of cost (first-in, first-out basis) or net realizable value. Cost includes freight-in charges, import expenses, and acquisition cost.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation and any impairment losses. Major renewals, betterments, and improvements are capitalized to the asset accounts while replacements, maintenance, and repairs, which do not improve or extend the lives of the respective assets, are expensed to operations. At the time property, plant, and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation or amortization accounts are relieved of the applicable amounts. Gains or losses from retirements or sales are credited or charged to operations.

The Company depreciates property, plant, and equipment using the straight-line method over their estimated useful lives of the assets with no residual value as follows:

Furniture and fixtures	4 years
Office equipment	4 years
Devices for rental	4 years
Leasehold improvement	2 years

Property, Plant and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation and any impairment losses. Major renewals, betterments, and improvements are capitalized to the asset accounts while replacements, maintenance, and repairs, which do not improve or extend the lives of the respective assets, are expensed to operations. At the time property, plant, and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation or amortization accounts are relieved of the applicable amounts. Gains or losses from retirements or sales are credited or charged to operations.

The Company depreciates property, plant, and equipment using the straight-line method over their estimated useful lives of the assets with no residual value as follows:

Furniture and fixtures	4 years
Office equipment	4 years
Devices for rental	4 years
Leasehold improvement	2 years

Leases

Leases

ROU assets represent our rights to use underlying assets for the lease terms and lease liabilities represent our obligation to make lease payments arising from the leases. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. If the implicit rate in lease is not readily determinable for our operating leases, we generally use the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. We elected not to separate non-lease components from lease components; therefore, it will account for lease component and the non-lease components as a single lease component when there is only one vendor in the lease contract for the office leases. Lease payments are fixed.

For operating leases, lease expense is recognized on a straight-line basis over the lease term.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU asset and lease liabilities on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

Leases

ROU assets represent our rights to use underlying assets for the lease terms and lease liabilities represent our obligation to make lease payments arising from the leases. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. If the implicit rate in lease is not readily determinable for our operating leases, we generally use the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. We elected not to separate non-lease components from lease components; therefore, it will account for lease component and the non-lease components as a single lease component when there is only one vendor in the lease contract for the office leases. Lease payments are fixed.

For operating leases, lease expense is recognized on a straight-line basis over the lease term.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU asset and lease liabilities on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

Deferred offering costs

Deferred offering costs

Deferred offering costs consisted of legal, accounting, underwriting and other costs directly attributable to the Company’s initial public offering. Upon completion of the initial public offering, such costs were charged against the gross proceeds and recorded as a reduction of additional paid-in capital. Costs associated with an abandoned offering are expensed in the unaudited interim condensed consolidated statements of operations and comprehensive loss.

Deferred offering costs

Deferred offering costs consisted of legal, accounting, underwriting and other costs directly attributable to the Company’s initial public offering. Upon completion of the initial public offering, such costs were charged against the gross proceeds and recorded as a reduction of additional paid-in capital. Costs associated with an abandoned offering are expensed in the consolidated statements of operations and comprehensive income.

Other payables and accrued liabilities

Other payables and accrued liabilities

Other payables and accrued liabilities primarily include deferred rental income, customers’ deposits, Mandatory Provident Fund payable and other accruals and payables.

Other payables and accrued liabilities

Other payables and accrued liabilities primarily include deferred rental income, customers’ deposits, Mandatory Provident Fund payable and other accruals and payables.

Related parties

Related parties

We follow ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

The details of related party transaction during the six months ended March 31, 2026 and 2025 and balances as of March 31, 2026 and September 30, 2025 are set out in Note 7.

Related parties

We follow ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

The details of related party transactions during the years ended September 30, 2025, 2024 and 2023 and balances as of September 30, 2025 and 2024 are set out in Note 8.

Revenue Recognition

Revenue Recognition

The Company follows ASC Topic 606, Revenue from Contracts with Customers, and all subsequent ASUs that modified ASC 606. The Company derives revenue principally from trading of pre-owned electronic devices and revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to the performance obligations in the contract; and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

A contract contains a promise (or promises) to transfer goods or services to a customer. A performance obligation is a promise (or a group of promises) that is distinct. The transaction price is the amount of consideration a company expects to be entitled from a customer in exchange for providing the goods or services.

The unit of account for revenue recognition is a performance obligation (a good or service). A contract may contain one or more performance obligations. Performance obligations are accounted for separately if they are distinct. A good or service is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and the good or service is distinct in the context of the contract. Otherwise, performance obligations are combined with other promised goods or services until the Company identifies a bundle of goods or services that is distinct. Promises in contracts which do not result in the transfer of a good or service are not performance obligations, as well as those promises that are administrative in nature, or are immaterial in the context of the contract. The Company has addressed whether various goods and services promised to the customer represent distinct performance obligations. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

The transaction price is allocated to each performance obligation in the contract on the basis of the relative stand-alone selling prices of the promised goods or services. The individual standalone selling price of a good or service that has not previously been sold on a stand-alone basis, or has a highly variable selling price, is determined based on the residual portion of the transaction price after allocating the transaction price to goods and/or services with observable stand-alone selling price. A discount or variable consideration is allocated to one or more, but not all, of the performance obligations if it relates specifically to those performance obligations.

Transaction price is the amount of consideration in the contract to which the Company expects to be entitled in exchange for transferring the promised goods or services. The transaction price may be fixed or variable and is adjusted for time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Company does not receive a separate identifiable benefit from the customer. When consideration is variable, if applicable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the performance obligation. If a performance obligation is satisfied over time, revenue is recognized based on the percentage of completion reflecting the progress towards complete satisfaction of that performance obligation. Typically, performance obligation for products where the process is described as below, the performance obligation is satisfied at point in time.

The Company currently generates its revenue from the following main sources:

a.	Wholesale of pre-owned electronic devices

For the wholesale of pre-owned electronic devices, the Company typically signs sales contracts with its customers which will set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is the delivery of the product to the customer at Company’s inventory warehouse or their specified location at which point title to that asset passes to the customer. The completion of this earning process is evidenced by a written customer acceptance indicating receipt of the product. Typical payment terms set forth in the sales contract is payment in full before delivery.

b.	Retail sales of pre-owned electronic devices

For the retail sales of pre-owned electronic devices s, the customers comes up to the Company’s sales counter and after inspecting the pre-owned electronic devices and accepts the condition of the pre-owned electronic devices, the customers will pay in cash in full and sign the delivery order as evidence for acceptance of goods delivered. The signing of the delivery order serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is the delivery of the product to the customer at Company’s sales counter at which point title to that asset passes to the customer. The completion of this earning process is evidenced by a written customer acceptance indicating receipt of the product.

c.	Device rental

The Company provides rental services for electronic devices to customers. The Company will sign rental contract with customers which will set forth the terms and conditions including the transaction price and period, products to be delivered, terms of delivery, and terms of payment. The rental contract is typically less than six months. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is identified as a single performance obligation where delivery of the finished product to the customer at the location specified by the customer and completed all the services agreed upon in the rental contract. The completion of this earning process is typically evidenced by a written customer acceptance of laptops at the beginning of the rental period and recognized over time on monthly basis during the rental period.

Revenue Recognition

The Company follows ASC Topic 606, Revenue from Contracts with Customers, and all subsequent ASUs that modified ASC 606. The Company derives revenue principally from trading of pre-owned electronic devices and revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to the performance obligations in the contract; and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

A contract contains a promise (or promises) to transfer goods or services to a customer. A performance obligation is a promise (or a group of promises) that is distinct. The transaction price is the amount of consideration a company expects to be entitled from a customer in exchange for providing the goods or services.

The unit of account for revenue recognition is a performance obligation (a good or service). A contract may contain one or more performance obligations. Performance obligations are accounted for separately if they are distinct. A good or service is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and the good or service is distinct in the context of the contract. Otherwise, performance obligations are combined with other promised goods or services until the Company identifies a bundle of goods or services that is distinct. Promises in contracts which do not result in the transfer of a good or service are not performance obligations, as well as those promises that are administrative in nature, or are immaterial in the context of the contract. The Company has addressed whether various goods and services promised to the customer represent distinct performance obligations. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

The transaction price is allocated to each performance obligation in the contract on the basis of the relative stand-alone selling prices of the promised goods or services. The individual standalone selling price of a good or service that has not previously been sold on a stand-alone basis, or has a highly variable selling price, is determined based on the residual portion of the transaction price after allocating the transaction price to goods and/or services with observable stand-alone selling price. A discount or variable consideration is allocated to one or more, but not all, of the performance obligations if it relates specifically to those performance obligations.

Transaction price is the amount of consideration in the contract to which the Company expects to be entitled in exchange for transferring the promised goods or services. The transaction price may be fixed or variable and is adjusted for time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Company does not receive a separate identifiable benefit from the customer. When consideration is variable, if applicable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the performance obligation. If a performance obligation is satisfied over time, revenue is recognized based on the percentage of completion reflecting the progress towards complete satisfaction of that performance obligation. Typically, performance obligation for products where the process is described as below, the performance obligation is satisfied at point in time.

The Company currently generates its revenue from the following main sources:

a. Wholesale of pre-owned electronic devices

For the wholesale of pre-owned electronic devices, the Company typically signs sales contracts with its customers which will set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is the delivery of the product to the customer at Company’s inventory warehouse or their specified location at which point title to that asset passes to the customer. The completion of this earning process is evidenced by a written customer acceptance indicating receipt of the product. Typical payment terms set forth in the sales contract is payment in full before delivery.

b. Retail sales of pre-owned electronic devices

For the retail sales of pre-owned electronic devices s, the customers comes up to the Company’s sales counter and after inspecting the pre-owned electronic devices and accepts the condition of the pre-owned electronic devices, the customers will pay in cash in full and sign the delivery order as evidence for acceptance of goods delivered. The signing of the delivery order serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is the delivery of the product to the customer at Company’s sales counter at which point title to that asset passes to the customer. The completion of this earning process is evidenced by a written customer acceptance indicating receipt of the product.

c. Device rental

The Company provides rental services for electronic devices to customers. The Company will sign rental contract with customers which will set forth the terms and conditions including the transaction price and period, products to be delivered, terms of delivery, and terms of payment. The rental contract is typically less than six months. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is identified as a single performance obligation where delivery of the finished product to the customer at the location specified by the customer and completed all the services agreed upon in the rental contract. The completion of this earning process is typically evidenced by a written customer acceptance of laptops at the beginning of the rental period and recognized over time on monthly basis during the rental period.

Cost of revenues

Cost of revenues

a.	Cost of wholesale of pre-owned electronic devices

Cost of wholesale of pre-owned electronic devices, which is directly related to revenue generating transactions, primarily consists of acquisition cost and shipping costs.

b.	Cost of device rental

Cost of device rental, which is directly related to revenue generating transactions, primarily consists of depreciation cost of the rental devices.

Cost of revenues

a. Cost of wholesale of pre-owned electronic devices

Cost of wholesale of pre-owned electronic devices, which is directly related to revenue generating transactions, primarily consists of acquisition cost and shipping costs.

b. Cost of device rental

Cost of device rental, which is directly related to revenue generating transactions, primarily consists of depreciation cost of the rental devices.

Selling and marketing expenses	Selling and marketing expenses Selling and marketing expenses consist primarily of salaries, promotion expenses and transportation expenses.	Selling and marketing expenses Selling and marketing expenses consist primarily of salaries, promotion expenses and transportation expenses.
General and administrative expenses

General and administrative expenses

General and administrative expenses consist primarily of personnel-related compensation expenses, including salaries, office rental and property management fees, professional services fees, depreciation, travelling expenses, office supplies, utilities, communication and expenses related to general operations.

General and administrative expenses

General and administrative expenses consist primarily of personnel-related compensation expenses, including salaries, office rental and property management fees, professional services fees, depreciation, travelling expenses, office supplies, utilities, communication and expenses related to general operations.

Income Taxes

Income Taxes

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes. Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC Topic 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carry-forwards, are dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Company follows ASC Topic 740-10-05, Income Tax, which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax. Deferred tax liabilities are recognized for all future taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled.

Deferred taxes are charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Net deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the net deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Company’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

Income Taxes

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes. Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC Topic 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carry-forwards, are dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Company follows ASC Topic 740-10-05, Income Tax, which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax. Deferred tax liabilities are recognized for all future taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled.

Deferred taxes are charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Net deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the net deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Company’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company presents comprehensive income (loss) in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements. The components of comprehensive loss consisted of net loss and foreign currency translation adjustments.

Comprehensive Income (Loss)

The Company presents comprehensive income (loss) in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements. The components of comprehensive income (loss) consisted of net income (loss) and foreign currency translation adjustments.

Earnings (loss) Per Share

Earnings (loss) Per Share

Basic earnings per share (“EPS”) is computed by dividing the net income attributable to the ordinary shareholders by the weighted average number of shares of ordinary share outstanding during the period. Diluted EPS is computed similar to basic EPS except that the denominator is increased to include the number of additional ordinary shares that would have been outstanding if the potential ordinary shares had been issued and if the additional ordinary shares were dilutive. There were no potentially dilutive securities that were in-the-money that were outstanding during the six months ended March 31, 2026 and 2025. All share and per-share information has been retroactively adjusted to reflect the 1-for-15 Share Consolidation described in Notes 9 and 14.

Earnings (loss) Per Share

Basic earnings per share (“EPS”) is computed by dividing the net income attributable to the ordinary shareholders by the weighted average number of shares of ordinary share outstanding during the period. Diluted EPS is computed similar to basic EPS except that the denominator is increased to include the number of additional ordinary shares that would have been outstanding if the potential ordinary shares had been issued and if the additional ordinary shares were dilutive. There were no potentially dilutive securities that were in-the-money that were outstanding during the years ended September 30, 2025 and 2024. All share and per-share information has been retroactively adjusted to reflect the 1-for-15 Share Consolidation described in Notes 10 and 15.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, we are subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. We recognize a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. We may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Commitments and contingencies

In the normal course of business, we are subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. We recognize a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. We may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 replaced the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 requires use of a forward-looking expected credit loss model for accounts receivables, loans, and other financial instruments. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, with early adoption permitted. In October 2019, the FASB issued ASU No. 2019-10, “Financial Instruments-Credit Losses (Topic 326): Effective Dates”, to finalize the effective date delays for private companies, not-for-profits, and smaller reporting companies applying the CECL standards. The ASU is effective for reporting periods beginning after December 15, 2022 and interim periods within those fiscal years. Early adoption is permitted. The Company adopted Topic 326 on October 1, 2023. The adoption of the ASU 2016-13 did not have a material impact on our CFS.

In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848). ASU No. 2021-01 is an update of ASU No. 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU No. 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU No. 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU No. 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. On December 21, 2022, the FASB issued a new Accounting Standards Update ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, that extends the sunset (or expiration) date of ASC Topic 848 to December 31, 2024. This gives reporting entities two additional years to apply the accounting relief provided under ASC Topic 848 for matters related to reference rate reform. The Company does not expect the cessation of LIBOR to have a material impact on the Company’s CFS.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 enhances the disclosure requirements for reportable segments to provide more detailed and decision-useful information to financial statement users. The amendments require public entities to disclose significant segment expense categories and amounts, other segment items, and additional information about the chief operating decision maker (CODM). The ASU also requires that all annual segment disclosures be provided in interim periods and clarifies that entities with a single reportable segment are subject to the same disclosure requirements. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods beginning after December 15, 2024. Accordingly, the Company adopted ASU 2023-07 effective as of October 1, 2024. The adoption of this ASU did not have a material effect on the Company’s unaudited interim condensed consolidated financial statements other than expanded disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s CFS.

Recently issued accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 replaced the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 requires use of a forward-looking expected credit loss model for accounts receivables, loans, and other financial instruments. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, with early adoption permitted. In October 2019, the FASB issued ASU No. 2019-10, “Financial Instruments-Credit Losses (Topic 326): Effective Dates”, to finalize the effective date delays for private companies, not-for-profits, and smaller reporting companies applying the CECL standards. The ASU is effective for reporting periods beginning after December 15, 2022 and interim periods within those fiscal years. Early adoption is permitted. The Company adopted Topic 326 on October 1, 2023. The adoption of the ASU 2016-13 did not have a material impact on our CFS.

In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848). ASU No. 2021-01 is an update of ASU No. 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU No. 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU No. 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU No. 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. On December 21, 2022, the FASB issued a new Accounting Standards Update ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, that extends the sunset (or expiration) date of ASC Topic 848 to December 31, 2024. This gives reporting entities two additional years to apply the accounting relief provided under ASC Topic 848 for matters related to reference rate reform. The Company does not expect the cessation of LIBOR to have a material impact on the Company’s CFS.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 enhances the disclosure requirements for reportable segments to provide more detailed and decision-useful information to financial statement users. The amendments require public entities to disclose significant segment expense categories and amounts, other segment items, and additional information about the chief operating decision maker (CODM). The ASU also requires that all annual segment disclosures be provided in interim periods and clarifies that entities with a single reportable segment are subject to the same disclosure requirements. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods beginning after December 15, 2024. Accordingly, the Company adopted ASU 2023-07 effective as of October 1, 2024. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements other than expanded disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s CFS.

Revision of Previously Issued Unaudited Interim Financial Statements

Revision of Previously Issued Unaudited Interim Financial Statements

Subsequent to the issuance of the unaudited interim condensed consolidated financial statements for the six months ended March 31, 2025, the Company identified an error in the evaluation and calculation of share-based compensation expense. Specifically, share-based compensation expense for the six months ended March 31, 2025 was previously reported as $15,776,500. Following a detailed review of the grant-date fair values and vesting terms during the year-end audit process, the correct share-based compensation expense for the six months ended March 31, 2025 was determined to be $14,236,000.

The Company has revised the unaudited interim condensed consolidated financial statements for the six months ended March 31, 2025 included in this prospectus to reflect this correction. The revision reduced operating expenses and net loss for the six months ended March 31, 2025 by $1,540,500. This correction had no impact on the audited consolidated financial statements for the fiscal year ended September 30, 2025.